INCOME TAXES - Schedule Of Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Statutory income tax rate	26.00%	26.00%
(Reduction)/increase in rate resulting from:
International operations subject to different tax rates	3.00%	1.00%
Taxable loss attributable to non-controlling interests	11.00%	24.00%
Portion of gains subject to different tax rates	(17.00%)	(15.00%)
Derecognition (Recognition) of deferred tax assets	0.00%	(19.00%)
Non-recognition of the benefit of current year’s tax losses	14.00%	14.00%
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	0.00%	10.00%
Tax rate effect of revenues exempt from taxation	(13.00%)	(10.00%)
Other	2.00%	4.00%
Effective income tax rate	26.00%	35.00%